Victory Short-Term Bond Fund Shareholder Fees - Victory Short-Term Bond Fund	Apr. 30, 2026
Fund Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.